Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Summary of Accounts and notes receivable

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Accounts receivable	5,328,835	5,011,644
Less: Loss allowance	(2,454)	(1,490)
	5,326,381	5,010,154

Aging of Accounts Receivable which are Past Due but not Impaired

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Current	5,326,523	5,007,362
Within 1 month	2,089	4,282
1-2 months	223	—
	5,328,835	5,011,644